Annual Total Returns - FidelityClimateActionFund-RetailPRO - FidelityClimateActionFund-RetailPRO - Fidelity Climate Action Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Climate Action Fund
Bar Chart Table:
Annual Return 2022	(25.29%)